UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: 12/31/17

Item 1. Schedule of Investments.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Statement of Investments, December 31, 2017 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 98.0%
California 97.3%
ABAG Finance Authority for Nonprofit Corps. COP, Butte Valley-Tulelake Rural Health Projects Inc.,
California Mortgage Insured, 6.65%, 10/01/22	$325,000	$326,317
ABAG Finance Authority for Nonprofit Corps. Insured Health Facility Revenue, Institute on Aging,
Series A, California Mortgage Insured, Pre-Refunded, 5.65%, 8/15/38	9,000,000	9,236,700
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A, 5.45%,
4/01/39	5,500,000	5,504,015
ABAG Finance Authority for Nonprofit Corps. Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	12,191,850
Channing House, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/30	8,495,000	9,361,575
Channing House, California Mortgage Insured, Pre-Refunded, 6.125%, 5/15/40	17,635,000	19,484,911
Eskaton Properties Inc., Refunding, 5.00%, 11/15/35.	10,000,000	10,921,900
San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39	17,500,000	18,793,950
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.625%, 5/15/29.	9,050,000	9,559,334
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/29	8,620,000	9,148,665
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC
Insured, 5.30%, 10/01/21	55,000	55,166
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/29	20,000,000	13,123,200
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/30	41,665,000	26,243,950
Alameda County COP,
Alameda County Medical Center Project, NATL Insured, ETM, 5.00%, 6/01/23	19,195,000	19,241,644
Alameda County Medical Center Project, NATL Insured, ETM, 5.30%, 6/01/26	7,000,000	7,019,040
Alameda County Medical Center Project, NATL Insured, ETM, 5.00%, 6/01/28	8,925,000	8,947,313
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	20,792,880
Alhambra City Elementary School District GO, Los Angeles County, Capital Appreciation, Election of
1999, Series B, NATL Insured, zero cpn., 9/01/27.	3,035,000	2,340,015
Alisal USD,
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 8/01/32	3,355,000	2,102,981
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 8/01/33	3,610,000	2,171,379
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 2/01/34	3,345,000	1,957,628
Alvord USD,
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn.,
8/01/36	15,000,000	7,517,250
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn.
to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	42,680,625
GO, Riverside County, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	20,695,000	21,089,240
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	34,690,000	39,101,527
Anaheim City School District GO, Orange County, Election of 2010, AGMC Insured, Pre-Refunded,
6.25%, 8/01/40.	7,500,000	8,693,700
Anaheim PFA Lease Revenue,
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/24	26,855,000	22,624,532
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/26	29,430,000	22,973,647
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/27	22,860,000	17,128,769
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/28	14,425,000	10,359,025
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/29	24,810,000	17,094,338

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Anaheim PFA Lease Revenue, (continued)
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/32	$13,665,000	$8,145,707
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/33	37,070,000	21,102,839
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/34	24,970,000	13,578,436
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 3/01/37	15,080,000	7,372,160
Anaheim UHSD, GO, Orange County, Election of 2002, Capital Appreciation, Series A, AGMC Insured,
zero cpn., 8/01/26	8,570,000	6,855,057
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, 5.00%,
8/01/39	11,750,000	13,537,527
Antioch USD, GO, Contra Costa County, School Facilities ID No. 1, Series B, Assured Guaranty,
Pre-Refunded, 5.375%, 8/01/36	3,130,000	3,318,896
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40.	6,235,000	6,877,641
Atwater PFA Wastewater Revenue, AGMC Insured, Pre-Refunded, 6.125%, 5/01/45	4,620,000	4,996,761
Auburn PFA Wastewater Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/39	1,880,000	1,985,393
Azusa RDA Tax Allocation, Series B, Pre-Refunded, 7.00%, 8/01/38	8,420,000	8,690,282
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/28	5,810,000	3,225,305
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/36	11,410,000	3,797,590
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48 .	25,000,000	3,723,000
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/53 .	60,000,000	6,063,000
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/43	5,000,000	5,638,600
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, 5.00%, 4/01/56	60,000,000	70,203,600
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/39	81,800,000	82,532,110
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.50%, 4/01/43	18,000,000	18,182,880
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.125%, 4/01/47	53,585,000	54,080,661
San Francisco Bay Area, Series S-4, AGMC Insured, Pre-Refunded, 5.125%, 4/01/48	20,000,000	23,400,600
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/42	94,260,000	102,134,480
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/47	62,000,000	66,919,080
San Francisco Bay Area, Subordinate, Series S-2, Pre-Refunded, 5.00%, 10/01/50.	75,000,000	81,945,750
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.00%, 4/01/43	36,040,000	41,942,992
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.125%, 4/01/48.	27,355,000	32,006,171
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.25%, 4/01/53	33,000,000	38,816,910
Beaumont USD,
GO, Capital Appreciation, Election of 2008, Series C, AGMC Insured, zero cpn., 8/01/40	11,000,000	4,707,450
GO, Election of 2008, Series C, AGMC Insured, 5.75%, 8/01/36	6,200,000	7,037,868
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	5,195,000	5,199,779
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35.	5,090,000	5,543,570
California Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,476,697
College of the Sequoias and Kern Community College District, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,328,100
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District,
Series A, NATL Insured, 5.125%, 4/01/31	880,000	887,374
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35.	7,500,000	7,570,050
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34.	10,295,000	11,348,590
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40.	17,650,000	19,079,297

|2

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California County Tobacco Securitization Agency Tobacco Settlement Revenue, (continued)
Asset-Backed, Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	$8,690,000	$8,802,709
California Health Facilities Financing Authority Revenue,
Adventist Health System/West, Series A, Pre-Refunded, 5.75%, 9/01/39	18,000,000	19,249,920
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/35	1,000,000	1,156,580
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	54,471,500
Catholic Healthcare West, Series A, Pre-Refunded, 6.00%, 7/01/34	10,000,000	10,657,900
Cedars-Sinai Medical Center, Pre-Refunded, 5.00%, 8/15/39	4,200,000	4,434,570
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/42	7,750,000	9,071,608
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/47	10,370,000	12,091,109
Children’s Hospital Los Angeles, Series A, AGMC Insured, Pre-Refunded, 5.25%, 7/01/38.	17,000,000	18,515,720
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	11,454,765
Children’s Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	15,084,735
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	11,230,700
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.25%, 2/01/26	5,000,000	5,666,400
El Camino Hospital, 4.125%, 2/01/47	11,000,000	11,724,680
El Camino Hospital, 5.00%, 2/01/47	12,500,000	14,540,625
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	620,000	622,647
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	25,000,000	27,157,750
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/44	385,000,000	417,613,350
Kaiser Permanente, Series A, Subseries A-2, 5.00%, 11/01/47	30,000,000	40,116,900
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	43,977,332
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 11/15/56	12,000,000	14,137,200
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	12,960,000	15,085,958
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/34	1,000,000	1,160,260
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/39	1,450,000	1,665,369
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/44	1,160,000	1,325,544
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	3,705,000	3,716,930
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,524,600
Providence Health and Services, Series C, Pre-Refunded, 6.25%, 10/01/28	4,000,000	4,144,000
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	6,500,000	6,745,960
Rady Children’s Hospital, 5.25%, 8/15/41	11,000,000	12,050,940
Stanford Health Care, Refunding, Series A, 4.00%, 11/15/40	40,000,000	43,074,000
Sutter Health, Refunding, Series A, 5.00%, 8/15/43	20,000,000	23,342,000
Sutter Health, Refunding, Series A, 4.00%, 11/15/48	36,810,000	39,123,140
Sutter Health, Refunding, Series A, 5.00%, 11/15/48	58,000,000	68,877,320
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	26,565,000	31,261,692
Sutter Health, Series A, 5.00%, 8/15/52	89,990,000	102,388,822
Sutter Health, Series A, Pre-Refunded, 5.00%, 8/15/38	30,300,000	30,985,992
California Infrastructure and Economic Development Bank Revenue,
Academy of Motion Picture Arts and Sciences Obligated Group, Refunding, Series A, 5.00%,
11/01/41	8,000,000	9,092,080
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/33	13,460,000	17,059,742
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%,
7/01/29	50,985,000	63,958,133
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/40	4,015,000	4,702,167
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/43	1,900,000	2,217,927
UCSF 2130 Third Street, 5.00%, 5/15/42	10,000,000	12,239,600

|3

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Infrastructure and Economic Development Bank Revenue, (continued)
UCSF 2130 Third Street, 5.00%, 5/15/47	$15,875,000	$19,349,561
UCSF 2130 Third Street, 5.00%, 5/15/52	20,950,000	25,323,103
California Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.375%, 2/01/29.	10,000,000	10,424,700
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.50%, 2/01/39	13,250,000	13,830,350
California Municipal Finance Authority Senior Living Revenue,
Pilgrim Place in Claremont, Series A, California Mortgage Insured, Pre-Refunded, 5.875%,
5/15/29	2,895,000	3,067,687
Pilgrim Place in Claremont, Series A, California Mortgage Insured, Pre-Refunded, 6.125%,
5/15/39	5,830,000	6,197,407
California PFAR,
Sharp Healthcare, Refunding, Series A, 4.00%, 8/01/47	17,215,000	18,500,616
Sharp Healthcare, Refunding, Series A, 5.00%, 8/01/47	10,000,000	11,997,700
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,545,200
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	10,000,000	11,300,100
Loma Linda University, Refunding, Series A, 5.00%, 4/01/47.	11,000,000	12,773,750
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/26	7,620,000	6,063,539
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/27	7,365,000	5,611,541
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/28	4,120,000	3,023,750
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/30	5,685,000	3,855,681
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/31	7,615,000	4,935,662
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/32	7,615,000	4,734,017
Pepperdine University, Refunding, 5.00%, 10/01/49	13,060,000	15,372,012
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	3,916,163
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	17,693,740
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	35,084,026
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	56,950,000	78,979,968
Stanford University, Series U-4, 5.00%, 6/01/43.	24,205,000	33,568,220
Stanford University, Series U-6, 5.00%, 5/01/45.	90,580,000	126,946,058
California State GO,
NATL Insured, 6.00%, 10/01/21.	65,000	65,766
NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,057,502
Pre-Refunded, 5.00%, 8/01/34	26,795,000	27,363,590
Various Purpose, 5.125%, 4/01/24.	5,000	5,014
Various Purpose, 6.00%, 5/01/24.	2,565,000	2,605,450
Various Purpose, 5.20%, 4/01/26.	20,000	20,056
Various Purpose, 6.00%, 4/01/38.	57,130,000	60,242,442
Various Purpose, 6.00%, 11/01/39.	100,000,000	107,967,000
Various Purpose, 5.25%, 11/01/40.	69,685,000	76,242,358
Various Purpose, AGMC Insured, 5.50%, 4/01/19	275,000	277,747
Various Purpose, AGMC Insured, 5.50%, 3/01/20	285,000	286,978
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	211,552
Various Purpose, FGIC Insured, 6.00%, 8/01/19	605,000	607,105
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,357,214

|4

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State GO, (continued)
Various Purpose, NATL Insured, 6.00%, 8/01/24	$990,000	$993,742
Various Purpose, Pre-Refunded, 5.00%, 8/01/34	21,205,000	21,654,970
Various Purpose, Pre-Refunded, 5.25%, 3/01/38	59,045,000	59,422,888
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	256,775
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	27,271,000
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	26,951,250
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	16,968,065
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	95,251,000
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	50,893,410
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	29,313,250
Various Purpose, Refunding, 5.00%, 8/01/45	22,500,000	26,496,675
Various Purpose, Refunding, 5.00%, 9/01/45	10,000,000	11,858,700
Various Purpose, Refunding, 5.00%, 8/01/46	20,000,000	23,668,800
California State Municipal Finance Authority Mobile Home Park Revenue, Caritas Projects, Refunding,
Senior, Series A, 4.00%, 8/15/52	27,155,000	27,941,409
California State Municipal Finance Authority Revenue,
Channing House Project, Series B, California Mortgage Insured, 5.00%, 5/15/47	10,000,000	11,735,100
City of Anaheim Water System Project, Refunding, Series A, 5.25%, 10/01/45	13,145,000	15,786,619
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/42	5,500,000	6,297,775
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/47	13,500,000	15,460,335
Community Medical Centers, Series A, 5.00%, 2/01/46	15,000,000	16,971,450
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/42	5,100,000	5,878,107
Eisenhower Medical Center, Refunding, Series A, 4.00%, 7/01/47	7,350,000	7,868,616
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/47	4,000,000	4,571,440
Eisenhower Medical Center, Refunding, Series B, 4.00%, 7/01/47	12,325,000	13,189,352
Eisenhower Medical Center, Series A, Pre-Refunded, 5.75%, 7/01/40	7,000,000	7,691,320
Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	25,913,095
NorthBay Healthcare Group, Series A, 5.25%, 11/01/41	5,500,000	6,310,700
NorthBay Healthcare Group, Series A, 5.00%, 11/01/47	8,650,000	9,620,703
Pomona College, Refunding, 4.00%, 1/01/43	15,000,000	16,518,450
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	39,067,038
University of La Verne, Refunding, Series A, 4.00%, 6/01/47	8,000,000	8,597,200
California State PCFA Revenue, San Jose Water Company Project, 4.75%, 11/01/46	15,000,000	16,898,100
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series
B, AGMC Insured, ETM, 5.90%, 9/01/26	1,615,000	1,903,584
California State Public Works Board Lease Revenue,
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	18,691,884
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	53,638,909
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	19,949,287
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	32,284,830
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.50%, 3/01/25.	8,700,000	9,433,236
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 6.00%, 3/01/35.	10,000,000	10,948,700
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.75%, 10/01/30	100,000,000	107,270,000
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	45,670,000
Various Capital Projects, Series I, Pre-Refunded, 6.375%, 11/01/34	50,000,000	54,263,500
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	16,630,800
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/39	23,000,000	26,666,200
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,105,000	34,963,545
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,645,000	32,675,312
Systemwide, Refunding, Series A, 5.00%, 11/01/43	11,000,000	12,935,230
Systemwide, Refunding, Series A, 5.00%, 11/01/44	32,345,000	37,390,497

|5

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State University Revenue, (continued)
Systemwide, Refunding, Series A, 5.00%, 11/01/47	$63,000,000	$75,276,810
Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	110,000	111,379
Systemwide, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33.	4,890,000	4,948,533
California Statewide CDA,
COP, NATL Insured, 5.00%, 4/01/18.	2,200,000	2,203,256
COP, NATL Insured, 5.125%, 4/01/23.	6,000,000	6,017,580
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,437,100
California Statewide CDA Revenue,
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/35	9,250,000	10,734,533
Adventist Health System/West, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/37	16,640,000	16,874,458
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	20,172,030
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	59,971,520
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/28	17,215,000	17,730,934
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/33	20,000,000	20,599,400
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 5.75%, 8/15/38	36,500,000	37,482,215
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,435,060
Henry Mayo Newhall Memorial Hospital, Series B, AMBAC Insured, Pre-Refunded, 5.05%,
10/01/28	7,825,000	8,034,397
Insured Health Facility, CLARE Foundation Inc. and Principals Inc., Refunding, Series A, California
Mortgage Insured, 5.00%, 8/01/21	600,000	601,608
Insured Health Facility, North County Serenity House Inc., Refunding, California Mortgage Insured,
5.50%, 1/01/28	3,180,000	3,189,604
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	99,825,642
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.25%, 8/01/24	12,000,000	12,805,920
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.625%, 8/01/29	20,015,000	21,595,184
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	37,455,000	40,484,735
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,332,760
The Redwoods Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,310,740
The Redwoods Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,453,790
St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	29,600,000	30,233,736
St. Joseph Health System, Series C, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47.	12,000,000	12,256,920
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	35,300,000	35,968,935
Sutter Health, Series B, Pre-Refunded, 5.25%, 11/15/48	63,255,000	64,148,161
Sutter Health, Series C, AGMC Insured, Pre-Refunded, 5.05%, 8/15/38	15,000,000	15,334,800
Sutter Health, Series C, Pre-Refunded, 5.00%, 11/15/38	23,925,000	24,241,049
California Statewide CDA Revenue COP, Insured Health Facilities, UniHealth America, Series A,
AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25.	8,820,000	9,756,331
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 5.50%, 5/15/26	9,500,000	9,642,785
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 6.00%, 5/15/40	59,000,000	59,994,150
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding,
5.125%, 5/15/31	8,000,000	8,733,360
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding,
5.375%, 5/15/38	8,500,000	9,263,980
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A,
AGMC Insured, 5.25%, 10/01/24	275,000	275,776
Campbell USD,
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,784,050
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	5,873,307

|6

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Carlsbad USD,
COP, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/34	$14,000,000	$14,837,760
COP, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/41	3,880,000	4,112,179
GO, Capital Appreciation, Election of 2006, Series B, zero cpn. to 5/01/19, 6.00% thereafter,
5/01/34	14,000,000	16,070,040
GO, Capital Appreciation, Election of 2006, Series C, zero cpn. to 8/01/26, 6.625% thereafter,
8/01/35	33,000,000	31,698,150
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,070,340
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,853,468
Centinela Valley UHSD,
GO, Los Angeles County, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	3,850,000	4,347,382
GO, Los Angeles County, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	19,544,221
Central USD,
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29 .	3,000,000	3,186,870
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.625%,
8/01/33	3,500,000	3,724,805
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%,
11/01/22	1,675,000	1,712,185
Chaffey Joint UHSD, GO, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	31,321,675
Charter Oak USD, GO, Los Angeles County, Election of 2012, Refunding, Series A, AGMC Insured,
5.00%, 8/01/40.	5,000,000	5,716,900
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,791,479
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured,
5.00%, 4/01/32.	4,000,000	4,002,040
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	9,097,600
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	18,562,250
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/36	8,000,000	4,191,360
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/37	8,000,000	4,024,720
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/40	7,500,000	3,351,225
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/43	10,000,000	3,903,800
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty,
Pre-Refunded, 5.50%, 8/01/33	5,000,000	5,311,450
College of the Sequoias Visalia Area ID No. 2 GO,
Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/33	5,750,000	6,108,168
Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,197,670
Colton Joint USD,
GO, San Bernardino and Riverside Counties, Capital Appreciation, Election of 2008, Series B,
AGMC Insured, zero cpn., 8/01/42	16,365,000	6,495,432
GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty,
Pre-Refunded, 5.375%, 8/01/34.	10,665,000	11,308,633
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	10,000,000	10,757,500
Redevelopment Project, second lien, Series B, 6.00%, 8/01/35	11,160,000	12,085,387
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	10,000,000	10,803,200
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	12,309,467
Coronado CDA Tax Allocation,
Coronado Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,707,560
Coronado Community Development Project, Refunding, NATL Insured, 5.00%, 9/01/34	6,115,000	6,129,370

|7

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23.	$2,320,000	$2,060,067
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24.	2,620,000	2,263,182
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 3/01/25.	1,400,000	1,186,836
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	3,892,139
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	4,911,242
GO, Riverside County, Election of 2006, Series B, Assured Guaranty, Pre-Refunded, 5.375%,
2/01/34	12,000,000	12,276,960
GO, Riverside County, Election of 2006, Series C, AGMC Insured, Pre-Refunded, 5.50%, 8/01/39 .	7,500,000	7,967,175
GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44.	20,000,000	23,014,600
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	6,942,018
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,836,245
Cudahy RDA Allocation, Refunding, Series C, 6.00%, 10/01/27	5,490,000	5,516,462
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile
Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	17,901,094
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32.	8,520,000	10,182,848
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,698,651
Desert Sands USD, COP, Financing Project, AGMC Insured, Pre-Refunded, 5.75%, 3/01/24.	10,000,000	10,071,100
East Bay MUD Wastewater System Revenue, Alameda and Contra Costa Counties, Refunding, Series
A-2, 5.00%, 6/01/38	12,060,000	16,003,138
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Green Bonds, Series A, 5.00%, 6/01/42	20,295,000	24,601,802
Alameda and Contra Costa Counties, Green Bonds, Series A, 4.00%, 6/01/45	20,500,000	22,327,575
Alameda and Contra Costa Counties, Green Bonds, Series A, 5.00%, 6/01/45	18,350,000	22,192,673
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,711,200
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	7,355,000	8,739,505
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	16,034,340
Alameda and Contra Costa Counties, Series C, 4.00%, 6/01/45	9,070,000	9,737,099
Eastern California Municipal Water District Financing Authority Water and Wastewater Revenue, Series
B, 5.00%, 7/01/46	30,705,000	35,967,223
El Monte UHSD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-
Refunded, 5.50%, 6/01/34	11,355,000	11,991,561
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,695,150
Elsinore Valley Municipal Water District COP, Series A, BHAC Insured, Pre-Refunded, 5.00%, 7/01/29 .	7,245,000	7,375,265
Escondido UHSD,
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/33	3,500,000	3,726,275
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/37	2,500,000	2,661,625
Fairfax Elementary School District GO,
Capital Appreciation, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	10,380,000	2,967,019
Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,553,120
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%,
10/01/27	12,500,000	12,620,500
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	20,376,262
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	36,816,971
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	25,573,746
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	35,000,000	32,727,100
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter,
1/15/32	37,260,000	35,036,323
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	45,782,100
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	88,002,040
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	28,682,409

|8

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, (continued)
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	$5,765,000	$5,245,458
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	64,095,555
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	17,938,045
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	19,927,458
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	12,375,300
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,578,820
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	26,840,896
Refunding, Series A, 5.75%, 1/15/46	260,000,000	302,146,000
Refunding, Series A, 6.00%, 1/15/49	305,000,000	359,759,700
Refunding, Series A, 6.00%, 1/15/53	190,000,000	223,649,000
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	11,242,900
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,769,513
Fowler USD,
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn.,
8/01/41	3,095,000	1,356,291
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn.,
8/01/42	3,005,000	1,268,501
GO, Fresno County, Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,830,797
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured,
5.00%, 8/01/44.	5,000,000	5,622,000
Fresno USD,
GO, Capital Appreciation, Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	10,984,840
GO, Capital Appreciation, Election of 2010, Series B, zero cpn., Refunding, 8/01/41	35,000,000	8,194,550
GO, Refunding, Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,243,499
GO, Refunding, Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,372,780
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A,
AGMC Insured, 5.00%, 9/01/31	2,500,000	2,832,175
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,702,699
Glendale Community College District GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/28.	15,000,000	10,303,500
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,013,700
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Senior, Series A, 5.75%, 6/01/47	72,885,000	73,387,906
Asset-Backed, Senior, Series A-1, 5.125%, 6/01/47	5,000,000	4,999,850
Asset-Backed, Series A, 5.00%, 6/01/35	25,000,000	29,148,500
Asset-Backed, Series A, 5.00%, 6/01/40	212,525,000	245,462,124
Asset-Backed, Series A, 5.00%, 6/01/45	144,305,000	165,832,420
Grand Terrace CRDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A,
6.00%, 9/01/33.	10,000,000	10,787,100
Grossmont UHSD,
GO, San Diego County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24 .	5,110,000	4,430,779
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%,
8/01/33	1,440,000	1,518,509
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.25%,
8/01/33	7,510,000	7,948,584
Hacienda La Puente USD, GO, Los Angeles County, Election of 2016, Series A, 4.00%, 8/01/47.	15,655,000	16,908,965
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	21,522,600
Hawthorne School District GO,
Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	11,181,609
Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,043,960
Hayward USD, GO, Alameda County, Capital Appreciation, Election of 2008, Series A, AGMC Insured,
Pre-Refunded, zero cpn., 8/01/38	9,875,000	2,612,826

|9

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, Pre-Refunded,
5.375%, 8/01/34.	$7,750,000	$8,487,878
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL
Insured, zero cpn., 8/01/28	10,005,000	7,535,166
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,160,000
Indian Wells Valley Water District COP,
Refunding, Assured Guaranty, 5.125%, 10/01/32	1,690,000	1,747,359
Refunding, Assured Guaranty, 5.25%, 10/01/39.	7,590,000	7,858,003
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed, Inland
Empire Tobacco Securitization Corp., Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	36,762,600
Irvine USD Financing Authority Special Tax,
Group II, Series A, Pre-Refunded, 5.00%, 9/01/26	1,720,000	1,760,454
Group II, Series A, Pre-Refunded, 5.125%, 9/01/36	6,305,000	6,458,464
Irvine USD Special Tax,
CFD No. 01-1, South Irvine Communities, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	7,953,820
CFD No. 09-1, Series D, 5.00%, 3/01/57.	10,000,000	11,467,400
Jefferson UHSD San Mateo County GO,
Refunding, Series A, NATL Insured, 6.45%, 8/01/25	3,045,000	3,745,137
Refunding, Series A, NATL Insured, 6.45%, 8/01/29	3,075,000	4,026,436
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,718,943
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,508,160
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,288,920
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	11,742,201
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured,
5.25%, 9/01/40.	7,900,000	8,568,340
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%,
8/15/28	1,855,000	1,995,164
La Palma Community Development Commission Tax Allocation, La Palma Community Development
Project No. 1, Refunding, 6.10%, 6/01/22	575,000	579,083
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	10,608,409
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,574,000
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	10,577,600
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn.,
8/01/45	11,540,000	4,023,767
Lammersville Joint USD, GO, Election of 2016, Series A, 4.00%, 8/01/46	41,340,000	44,090,764
Lancaster School District GO,
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	5,495,000	4,572,499
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	4,785,720
Lawndale RDA Tax Allocation,
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	10,872,231
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,430,628
Lemon Grove School District GO,
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	6,117,955
Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,205,084
Live Oak School District COP,
Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29	1,245,000	1,322,551
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/34	2,270,000	2,424,610
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/39	2,750,000	2,937,303
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	19,280,045
Lodi USD, GO, San Joaquin County, Election of 2016, 4.00%, 8/01/41	15,000,000	16,305,450

|10

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
Series A, 5.50%, 11/15/28	$8,000,000	$9,977,360
Series A, 5.00%, 11/15/29	17,465,000	21,046,548
Series A, 5.50%, 11/15/30	5,000,000	6,301,500
Series A, 5.00%, 11/15/35	69,800,000	86,146,462
Series A, 5.50%, 11/15/37	35,000,000	46,093,250
Los Angeles Community College District GO,
Election of 2001, Series E-1, Pre-Refunded, 5.00%, 8/01/33	25,000,000	25,486,500
Election of 2003, Series F-1, Pre-Refunded, 5.00%, 8/01/33	20,000,000	20,389,200
Refunding, 5.00%, 8/01/38	10,000,000	11,919,200
Los Angeles County MTA Sales Tax Revenue,
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/35	17,655,000	21,356,371
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/37	10,970,000	13,223,128
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/38	28,160,000	33,896,192
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/39	10,000,000	12,028,500
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, District No. 20,
Green Bonds, Refunding, Series A, 4.00%, 10/01/42	26,430,000	28,511,891
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/34	18,500,000	19,349,150
Los Angeles International Airport, Senior, Refunding, Series A, 5.25%, 5/15/39	14,000,000	14,681,940
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	20,777,177
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/35	80,000,000	85,653,600
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	30,000,000	32,055,300
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/41	14,500,000	16,776,790
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/42	10,000,000	11,846,500
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/47	23,000,000	27,142,990
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/41	12,500,000	14,650,000
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/46	53,000,000	61,899,760
Los Angeles International Airport, Subordinate, Series C, Pre-Refunded, 5.125%, 5/15/33	16,000,000	16,224,640
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/33	66,020,000	77,336,488
Power System, Refunding, Series A, 5.00%, 7/01/34	53,105,000	61,946,451
Power System, Refunding, Series A, 5.00%, 7/01/35	15,105,000	17,545,968
Power System, Refunding, Series A, 5.00%, 7/01/36	17,795,000	20,596,467
Power System, Refunding, Series A, 5.00%, 7/01/46	22,000,000	25,980,460
Power System, Series A, 5.00%, 7/01/42	120,000,000	144,031,200
Power System, Series A, 5.00%, 7/01/47	125,000,000	149,476,250
Power System, Series A, Subseries A-1, 5.25%, 7/01/38	10,000,000	10,187,000
Power System, Series B, 5.00%, 7/01/35	11,995,000	14,309,075
Power System, Series B, 5.00%, 7/01/43	62,000,000	71,024,720
Power System, Series C, 5.00%, 7/01/42	41,155,000	49,802,900
Power System, Series C, 5.00%, 7/01/47	52,275,000	63,014,376
Power System, Series D, 5.00%, 7/01/44	51,940,000	59,914,868
Power System, Series E, 5.00%, 7/01/39	13,950,000	16,246,728
Power System, Series E, 5.00%, 7/01/44	34,000,000	39,220,360
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	91,167,810
Water System, Refunding, Series A, 5.00%, 7/01/46	37,255,000	43,995,547
Water System, Series A, 5.00%, 7/01/44	50,000,000	57,677,000
Los Angeles Harbor Department Revenue, Exempt Facility, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,798,959
Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects,
Refunding, Series 1, NATL Insured, 6.50%, 7/01/22	345,000	346,045

|11

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles USD,
GO, Election of 2004, Series I, 5.00%, 7/01/29	$10,000,000	$10,509,200
GO, Election of 2004, Series I, 5.00%, 1/01/34	36,760,000	38,603,882
GO, Election of 2005, Series F, 5.00%, 7/01/29	2,250,000	2,364,570
Los Angeles Wastewater System Revenue,
Green Bonds, Refunding, Series C, 5.00%, 6/01/45	24,690,000	29,079,141
Green Bonds, Series A, 5.00%, 6/01/44	9,000,000	10,394,820
Series A, Pre-Refunded, 5.00%, 6/01/39	25,000,000	26,209,750
Los Gatos-Saratoga Joint UHSD,
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/39	10,635,000	11,363,710
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/44	16,090,000	17,142,608
Madera County COP,
Valley Children’s Hospital Project, NATL Insured, 5.00%, 3/15/23	8,500,000	8,527,795
Valley Children’s Hospital Project, NATL Insured, 5.75%, 3/15/28	27,500,000	27,589,925
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%,
10/01/40	5,115,000	5,480,109
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%,
8/01/41	7,500,000	8,218,125
The Metropolitan Water District of Southern California Water Revenue, Authorization, Series A, 5.00%,
7/01/40	10,000,000	11,639,500
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM, 5.50%, 1/15/24	11,790,000	13,018,046
Modesto High School District Stanislaus County GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/21	9,660,000	9,021,667
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	10,815,000	9,630,758
Capital Appreciation, Series A, NATL Insured, zero cpn., 5/01/27	12,770,000	9,888,833
Montebello USD, GO, Election of 2004, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33	2,700,000	2,756,511
Monterey Peninsula USD,
GO, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/41	17,500,000	19,884,550
GO, Election of 2010, Series C, 5.00%, 8/01/41	11,190,000	13,101,923
Moorpark USD,
COP, Assured Guaranty, Pre-Refunded, 5.625%, 11/01/28	2,180,000	2,340,666
GO, Capital Appreciation, Election of 2008, Series A, Assured Guaranty, zero cpn., 8/01/32.	5,870,000	3,647,912
Moreno Valley USD,
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27	6,315,000	5,116,224
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28	6,625,000	5,212,418
GO, Riverside County, Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44	29,220,000	33,260,249
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election
of 2008, Series A, zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43	55,000,000	47,006,300
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	36,723,500
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%,
7/01/22	6,330,000	7,073,902
Murrieta Valley USD, COP, School Facility Bridge Funding Program, Pre-Refunded, 5.75%, 5/01/41	12,000,000	13,144,800
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	655,000	655,799
Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30%
thereafter, 8/01/42	20,000,000	22,279,200
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	2,830,000	3,205,343
Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, Pre-Refunded, zero
cpn., 6/01/41	36,240,000	7,957,942
Oak View USD, GO, San Joaquin County, Election of 2008, Series A, AGMC Insured, 5.00%, 8/01/49	1,895,000	1,983,023
Oakland GO, Series B, Pre-Refunded, 6.25%, 1/15/39	10,045,000	10,546,246
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.125%, 8/01/29	7,225,000	7,739,276

|12

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Oceanside USD,
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn., 8/01/38	$10,590,000	$5,185,817
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn., 8/01/39	7,860,000	3,686,261
GO, San Diego County, Election of 2008, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33 .	5,000,000	5,106,250
GO, San Diego County, Refunding, 5.00%, 8/01/48	12,000,000	13,799,880
Ontario-Montclair School District GO, San Bernardino County, Election of 2016, Series A, 5.00%,
8/01/46	11,765,000	14,067,999
Orange County Sanitation District Revenue, Wastewater, Refunding, Series A, 5.00%, 2/01/36	8,350,000	9,740,943
Orange County Water District Revenue COP,
Series B, NATL Insured, ETM, 5.00%, 8/15/28	13,740,000	16,946,092
Series B, NATL Insured, ETM, 5.00%, 8/15/34	3,305,000	4,197,218
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,376,949
Orange Special Tax, CFD No. 06-1, Del Rio Public Improvements, Refunding, AGMC Insured, 5.00%,
10/01/40	7,500,000	8,624,400
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44 .	10,755,000	11,359,539
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series B, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	69,323,932
Election of 2006, Series C, 5.00%, 8/01/44.	35,120,000	40,621,197
Palomar Health Revenue, Refunding, AGMC Insured, 5.00%, 11/01/47	35,000,000	40,147,800
Palomar Pomerado Health COP, Pre-Refunded, 6.75%, 11/01/39.	30,000,000	32,817,000
Palomar Pomerado Health GO,
Capital Appreciation, Election of 2004, Series A, Assured Guaranty, zero cpn. to 8/01/19, 7.00%
thereafter, 8/01/38	36,000,000	45,343,080
Capital Appreciation, Election of 2004, Series A, zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	71,165,400
Paramount USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/43 .	32,000,000	7,267,520
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48 .	28,000,000	4,251,240
GO, Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	12,297,035
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,760,195
Pasadena Electric Revenue, Refunding, Series A, 4.00%, 6/01/46	22,625,000	24,347,667
Patterson Joint USD,
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/22	1,900,000	1,697,270
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/23	1,985,000	1,722,424
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/24	2,075,000	1,743,934
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/25	2,170,000	1,764,297
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/26	2,265,000	1,776,825
Perris CFD No. 93-1 Special Tax, May Ranch, Series A, AMBAC Insured, 5.125%, 8/15/23	2,610,000	2,613,550
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,331,600
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	17,017,464
Perris UHSD, GO, Riverside County, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42.	5,000,000	5,644,600
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, Pre-Refunded, 5.50%,
9/01/46	9,980,000	11,297,560
Placentia-Yorba Linda USD,
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/43	27,955,000	11,508,794
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/46	89,200,000	30,797,192
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/49	85,000,000	25,985,350

|13

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Pleasanton USD, COP, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29.	$4,000,000	$4,343,120
Pomona USD,
GO, Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,716,480
GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
8/01/33	5,675,000	6,006,420
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	1,230,000	1,232,804
Poway RDA Successor Agency Tax Allocation,
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/31	10,180,000	12,967,386
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/32	11,215,000	14,374,938
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 6/15/33	5,835,000	7,478,428
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding,
Series B, zero cpn., 8/01/46	45,000,000	15,050,250
Rancho Water District Financing Authority Revenue, Capital Appreciation, AMBAC Insured, ETM, zero
cpn., 8/15/18	13,605,000	13,471,943
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	13,946,574
Rialto USD,
GO, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 6/01/19	3,415,000	3,248,450
GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35%
thereafter, 8/01/41	27,000,000	26,899,290
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.875%, 8/01/37	24,000,000	25,452,240
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn.,
8/01/35	10,000,000	5,674,000
Ripon USD,
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, zero cpn. to
8/01/18, 5.00% thereafter, 8/01/42	2,315,000	2,619,145
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, zero cpn. to
8/01/18, 5.00% thereafter, 8/01/42	705,000	764,135
Riverside County Asset Leasing Corp. Leasehold Revenue,
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/23	14,160,000	12,471,703
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/24	13,005,000	11,132,280
Riverside County SFMR,
Capital Appreciation Mortgage, Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	23,264,069
Capital Appreciation Mortgage, Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	23,251,531
Riverside County Transportation Commission Sales Tax Revenue, Series A, 5.25%, 6/01/39	11,000,000	12,849,210
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,252,200
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	10,244,300
Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,438,927
Refunding, Series A, 5.00%, 10/01/43	11,535,000	13,168,241
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	28,584,500
RNR School Financing Authority Special Tax, CFD No. 92-1, Subordinate, Refunding, Series A, BAM
Insured, 5.00%, 9/01/36	11,145,000	12,833,022
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded,
7.00%, 9/01/39.	8,865,000	9,654,074
Rocklin USD,
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	6,866,803
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	7,049,993
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	7,109,912
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	12,511,095

|14

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Rohnert Park Community Development Commission Tax Allocation Revenue,
Redevelopment Project, Series R, NATL Insured, 5.00%, 8/01/37	$3,620,000	$3,629,738
Redevelopment Project, Series R, NATL Insured, ETM, 5.00%, 8/01/37	1,380,000	1,382,249
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,014
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,892,900
Sacramento City USD, GO, Election of 2012, Measure Q, Series E, 4.00%, 5/01/47	20,000,000	21,464,200
Sacramento County Airport System Revenue,
PFC/Grant, Subordinate, Series C, Assured Guaranty, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,105,800
Senior, 5.00%, 7/01/40	9,000,000	9,637,830
Senior, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,768,700
Senior, Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/41	10,000,000	10,174,800
Senior, Series B, AGMC Insured, 5.25%, 7/01/39.	20,000,000	20,344,000
Senior, Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	16,647,706
Subordinate, Refunding, Series B, 5.00%, 7/01/41.	9,000,000	10,517,220
Sacramento County Sanitation Districts Financing Authority Revenue,
Sacramento Regional County Sanitation District, NATL Insured, 5.00%, 12/01/36	13,220,000	13,251,464
Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/44.	25,000,000	28,712,500
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	24,688,049
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%,
9/01/30	5,435,000	5,961,325
San Bernardino Community College District GO, Capital Appreciation, Election of 2008, Series B, zero
cpn., 8/01/48	66,390,000	21,070,858
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,086,614
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn.,
5/01/22	15,040,000	11,979,059
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding, NATL
Insured, 5.70%, 1/01/23	4,985,000	4,999,805
San Bruno PFA Wastewater Revenue, 4.00%, 7/01/47	9,695,000	10,482,525
San Buenaventura Public Facilities Financing Authority Wastewater Revenue,
Series C, 5.00%, 1/01/39	8,500,000	9,701,560
Series C, 5.00%, 1/01/44	10,840,000	12,327,031
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,728,575
San Diego Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to
8/01/19, 6.00% thereafter, 8/01/33	26,880,000	32,185,574
San Diego County COP, The Salk Institute for Biological Studies, 5.125%, 7/01/40	15,000,000	16,047,900
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,486,161
Subordinate, Refunding, Series A, 5.00%, 7/01/27.	11,565,000	12,475,512
San Diego County Regional Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.00%, 4/01/48	25,000,000	29,547,750
Series A, 5.00%, 4/01/44	54,915,000	63,526,221
Series A, 5.00%, 4/01/48	20,000,000	22,898,200
San Diego USD,
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	11,378,477
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	7,704,116
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	9,887,237
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00%
thereafter, 7/01/33	104,505,000	120,729,401
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter,
7/01/48	29,840,000	25,705,966
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	54,567,654

|15

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego USD, (continued)
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Refunding, Series R-2,
zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	$79,500,000	$70,429,845
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/40	56,510,000	66,068,666
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/45	34,370,000	40,081,263
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series G, 5.00%, 7/01/40	13,000,000	15,198,950
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series I, 4.00%, 7/01/47.	40,000,000	43,524,800
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series I, 5.00%, 7/01/47.	10,000,000	12,082,500
San Francisco BART District GO, Election of 2016, Refunding, Series A-1, 5.00%, 8/01/47.	15,000,000	18,133,500
San Francisco City and County Airport Commission International Airport Revenue,
Refunding, Series A, 5.00%, 5/01/42	9,000,000	10,574,820
Refunding, Series A, 5.00%, 5/01/47	11,000,000	12,875,610
Refunding, Series B, 5.00%, 5/01/47	40,000,000	47,540,000
Second Series, Series B, 5.00%, 5/01/44	31,000,000	35,822,670
Second Series, Series B, 5.00%, 5/01/46	112,500,000	129,953,250
Second Series, Series C, 5.00%, 5/01/46	1,000,000	1,171,280
San Francisco City and County Public Utilities Commission Water Revenue,
Refunding, Series A, 5.00%, 11/01/36	5,000,000	5,857,600
Sub-Series A, 5.00%, 11/01/36	23,490,000	26,428,129
Sub-Series A, 5.00%, 11/01/41	5,800,000	6,446,990
Sub-Series A, 5.00%, 11/01/43	71,735,000	80,264,291
San Francisco City and County RDA Successor Agency Tax Allocation, Transbay Infrastructure
Projects, third lien, Series B, AGMC Insured, 5.00%, 8/01/46	10,000,000	11,781,600
San Gabriel USD,
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 8/01/26	3,530,000	2,857,288
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 2/01/27	1,850,000	1,464,590
San Jacinto USD,
COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,705,050
COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	12,950,040
San Joaquin Delta Community College District GO,
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	4,892,558
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	6,684,741
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	10,397,317
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	102,045,721
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	137,948,606
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	158,147,304
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	141,029,641
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	141,444,252
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	4,949,025
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	26,611,919
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	28,316,944
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	140,828,750
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	482,713,700
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/41	10,000,000	11,704,800
Refunding, Series A, 5.00%, 3/01/47	20,000,000	23,304,400
Refunding, Series B, 5.00%, 3/01/47	10,000,000	11,828,600

|16

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Jose Financing Authority Lease Revenue,
Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	$20,885,000	$20,933,871
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,052,163
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	14,737,512
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A,
AMBAC Insured, 5.00%, 9/01/24	5,000,000	5,013,100
San Jose GO,
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,629,812
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,878,692
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	35,278,649
San Jose RDA Tax Allocation,
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,341,701
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,031,218
Merged Area Redevelopment Project, Series A, 6.50%, 8/01/18	3,515,000	3,617,954
Merged Area Redevelopment Project, Series B, 7.00%, 8/01/35	28,565,000	29,490,220
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/31	15,470,000	15,477,890
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	13,401,831
San Jose Special Hotel Tax Revenue,
Convention Center Expansion and Renovation Project, 6.50%, 5/01/36	10,000,000	11,490,200
Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	11,490,200
San Jose USD,
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/27	7,105,000	5,809,830
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/29	7,105,000	5,430,280
San Juan USD,
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/26.	15,825,000	12,299,823
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/27.	18,605,000	14,431,154
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/28.	19,470,000	14,569,401
San Luis Obispo County Financing Authority Revenue,
Nacimiento Water Project, Refunding, Series A, BAM Insured, 5.00%, 9/01/37	10,000,000	11,440,400
Nacimiento Water Project, Series A, NATL Insured, 5.00%, 9/01/32.	525,000	526,428
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	17,869,050
San Marcos School Financing Authority Lease Revenue, AGMC Insured, Pre-Refunded, 5.00%,
8/15/40	15,635,000	16,995,870
San Marino USD, GO, Los Angeles County, Capital Appreciation, Election of 2000, Series A, NATL
Insured, zero cpn., 7/01/25	6,080,000	5,149,030
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn.
to 12/15/19, 5.00% thereafter, 12/15/43	11,535,000	12,575,226
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22.	5,000,000	4,567,600
Sanger Financing Authority Wastewater Revenue,
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/35	2,360,000	2,649,879
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/43	3,225,000	3,598,520
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,269,353
Sanger USD, GO, Fresno County, Election of 2016, Series A, BAM Insured, 4.00%, 8/01/41	10,000,000	10,766,500
Santa Ana CRDA Tax Allocation,
Merged Project Area, Refunding, Series A, 6.25%, 9/01/24	7,005,000	7,935,404
Merged Project Area, Refunding, Series A, 6.75%, 9/01/28	13,500,000	15,503,670
Santa Ana USD, COP, Financing Project, Capital Appreciation, AGMC Insured, zero cpn., 4/01/24	14,245,000	11,608,393
Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	1,500,000	1,561,395
Santa Cruz County RDA Tax Allocation,
Live Oak/Soquel Community Improvement Project Area, Series A, Pre-Refunded, 7.00%, 9/01/36 .	5,000,000	5,445,050
Refunding, Series A, BAM Insured, 5.00%, 9/01/35	20,000,000	23,148,600

|17

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004, 4.00%,
8/01/37	$14,230,000	$15,117,098
Santa Paula Utility Authority Wastewater Enterprise Revenue,
Series A, 5.00%, 2/01/45	16,495,000	18,584,257
Series A, 5.00%, 2/01/50	21,050,000	23,659,147
Santee School District COP, Capital Improvement Project, Assured Guaranty, Pre-Refunded, 5.50%,
10/01/48	15,460,000	15,930,912
Santee School District GO,
Election of 2006, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/38	1,000,000	1,020,930
Election of 2006, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/48	5,250,000	5,359,883
Saugus/Hart School Facilities Financing Authority Lease Revenue,
Series A, AGMC Insured, 5.00%, 9/01/35	2,000,000	2,141,780
Series A, AGMC Insured, 5.00%, 9/01/40	1,500,000	1,606,335
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A,
AGMC Insured, zero cpn., 8/01/42	49,000,000	19,474,070
Semitropic ID of Semitropic Water Storage District Revenue, second lien, Refunding, Series A, AGMC
Insured, 5.00%, 12/01/45	10,000,000	11,444,400
Snowline Joint USD, COP, Refinancing Project, Assured Guaranty, Pre-Refunded, 5.00%, 9/01/34	13,390,000	14,155,774
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	12,905,218
Soquel Union Elementary School District GO, Series B, 4.00%, 8/01/46	10,200,000	10,937,970
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%,
11/01/33	17,500,000	21,633,675
Southern California Water Replenishment District Financing Authority Revenue, Refunding, 5.00%,
8/01/41	10,000,000	11,625,900
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41.	22,870,000	25,520,862
Southern Mono Health Care District GO,
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/28	2,340,000	1,695,330
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/29	2,440,000	1,699,167
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/30	2,550,000	1,699,958
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/31	2,660,000	1,691,973
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44	10,000,000	11,544,200
Stanislaus USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,381,196
GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	3,783,724
Sulphur Springs USD,
COP, AGMC Insured, ETM, 6.50%, 12/01/37.	2,925,000	3,347,048
COP, Refunding, AGMC Insured, 6.50%, 12/01/37	11,390,000	14,736,382
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.625%, 8/01/47	10,000,000	10,248,000
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	11,372,000
Trabuco Canyon PFA, Special Tax Revenue, Refunding, Series C, AGMC Insured, 6.10%, 7/01/19	1,715,000	1,787,510
Truckee PFA Tax Allocation Revenue,
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.00%, 9/01/30	1,255,000	1,343,967
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.375%, 9/01/37	5,000,000	5,408,000
Tulare County Board of Education COP,
Capital Improvement Projects, BAM Insured, 5.375%, 5/01/33	3,185,000	3,649,246
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/38	8,305,000	9,531,316
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/43	10,855,000	12,428,758
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	2,125,000	2,313,041
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.25%, 9/01/39	3,250,000	3,558,653
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency
Response Facilities and Services, Pre-Refunded, 6.00%, 8/01/44	10,710,000	11,660,620

|18

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Union Elementary School District GO,
Santa Clara County, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn.,
9/01/24	$2,000,000	$1,728,760
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn.,
9/01/25	5,500,000	4,616,095
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn.,
9/01/26	5,850,000	4,753,886
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	85,859,250
Refunding, Series L, 5.00%, 5/15/47	49,575,000	57,618,048
University of California Revenue,
Limited Project, Refunding, Series I, 5.00%, 5/15/40	22,990,000	26,800,822
Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	29,448,307
Limited Project, Series M, 5.00%, 5/15/47	88,000,000	105,373,840
Refunding, Series AR, 5.00%, 5/15/41	13,760,000	16,342,202
Refunding, Series AY, 5.00%, 5/15/36	22,540,000	27,344,852
Refunding, Series AY, 5.00%, 5/15/37	14,000,000	16,945,320
Upland COP,
San Antonio Community Hospital, Pre-Refunded, 6.50%, 1/01/41	34,130,000	38,936,187
San Antonio Regional Hospital, Refunding, 5.00%, 1/01/47	14,400,000	16,575,552
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45.	62,900,000	22,001,162
Val Verde USD,
COP, Riverside County, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,267,034
GO, Riverside County, Convertible Capital Appreciation, Election of 2008, Refunding, Series B,
AGMC Insured, zero cpn. to 7/31/22, 6.125% thereafter, 8/01/34	1,000,000	1,074,450
GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	17,074,050
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	3,835,000	3,840,791
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	565,000	566,090
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.00%,
8/01/34	28,350,000	29,895,642
Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1,
AGMC Insured, 5.00%, 9/01/37	3,020,000	3,479,644
Vista USD,
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 8/01/26	7,150,000	5,797,292
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 2/01/27	4,795,000	3,809,723
Washington Township Health Care District GO, Series B, 5.00%, 8/01/45	15,000,000	17,194,650
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	11,000,000	11,854,150
West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,639,975
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC
Insured, Pre-Refunded, 6.50%, 8/01/41	4,000,000	4,671,240
West Sacramento Area Flood Control Agency Assessment Revenue,
5.25%, 9/01/41	9,030,000	9,996,752
AGMC Insured, 5.00%, 9/01/40	3,000,000	3,434,340
AGMC Insured, 5.00%, 9/01/45	7,500,000	8,541,600
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	4,940,000	5,910,908
Western Placer USD,
COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,099,090
COP, Refinancing Project, Series B, Assured Guaranty, Pre-Refunded, 5.125%, 8/01/47	10,275,000	10,497,351
Western Riverside Water and Wastewater Financing Authority Revenue,
Eastern Municipal Water District ID, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,857,240
Eastern Municipal Water District ID, Assured Guaranty, 5.625%, 9/01/39	2,500,000	2,656,150

|19

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, Pre-Refunded,
5.00%, 8/01/34.	$18,980,000	$20,014,790
Wiseburn School District GO,
Los Angeles County, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/40	9,215,000	10,179,350
Los Angeles County, Election of 2010, Series B, AGMC Insured, Pre-Refunded, 5.625%, 5/01/41	10,000,000	11,375,400
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, Pre-Refunded,
5.00%, 8/01/32.	5,000,000	5,104,650
		15,395,846,711

U.S. Territories 0.7%
Puerto Rico 0.7%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	7,210,000	6,819,939
Asset-Backed, Refunding, 5.625%, 5/15/43	25,500,000	24,291,810
[a] Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,475,000	402,688
[a] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	6,625,000
Refunding, Series A, 5.00%, 7/01/42	24,000,000	7,950,000
Series A, 7.00%, 7/01/33	50,000,000	16,562,500
Series WW, 5.00%, 7/01/28	12,030,000	3,984,937
Series WW, 5.25%, 7/01/33	32,250,000	10,682,812
Series XX, 5.25%, 7/01/40	14,000,000	4,637,500
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	5,491,000
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue,
Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32	80,000,000	8,000,000
First Subordinate, Series A, 5.75%, 8/01/37	10,000,000	1,000,000
First Subordinate, Series A, 5.375%, 8/01/39	10,000,000	1,000,000
First Subordinate, Series A, 5.50%, 8/01/42	10,000,000	1,000,000
First Subordinate, Series C, 5.50%, 8/01/40	50,000,000	5,000,000
Series A, 5.25%, 8/01/57	10,000,000	4,025,000
		107,473,186
U.S. Virgin Islands 0.0%†
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%,
10/01/37	5,000,000	2,737,500
Total U.S. Territories		110,210,686
Total Municipal Bonds before Short Term Investments
(Cost $13,874,505,967)		15,506,057,397

Short Term Investments 1.0%
Municipal Bonds 1.0%
California 1.0%
[b] California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, LOC Toronto Dominion Bank,
Daily VRDN and Put, 1.65%, 11/01/26	8,500,000	8,500,000
[b] Irvine 1915 Act Special Assessment, Limited Obligation Improvement, AD No. 94-13, LOC State Street
Bank & Trust Co., Daily VRDN and Put, 1.77%, 9/02/22	10,645,000	10,645,000
Los Angeles County Revenue, TRAN, Refunding, 5.00%, 6/29/18	49,000,000	49,867,790

|20

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Short Term Investments (continued)
Municipal Bonds (continued)
California (continued)
[b] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, SPA Bank of Montreal, Daily VRDN and Put,
1.75%, 7/01/34	$12,800,000	$12,800,000
Power System, Refunding, Subseries A-4, SPA Bank of America, Daily VRDN and Put, 1.85%,
7/01/35	25,000,000	25,000,000
Los Angeles GO, TRAN, Series A, 5.00%, 6/28/18	28,000,000	28,489,160
[b] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA
Citibank, Daily VRDN and Put, 1.75%, 7/01/35	25,000,000	25,000,000
Total Short Term Investments (Cost $160,480,249)		160,301,950
Total Investments (Cost $14,034,986,216) 99.0%		15,666,359,347
Other Assets, less Liabilities 1.0%		161,642,495
Net Assets 100.0%		$15,828,001,842

See Abbreviations on page 24.

†Rounds to less than 0.1% of net assets.
aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
1915 Act	Improvement Bond Act of 1915
ABAG	The Association of Bay Area Governments
AD	Assessment District
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BART	Bay Area Rapid Transit
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority/Agency
CFD	Community Facilities District
COP	Certificate of Participation
CRDA	Community Redevelopment
Authority/Agency
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
FICO	Financing Corp.
GNMA	Government National Mortgage Association
GO	General Obligation
ID	Improvement District
IDR	Industrial Development Revenue
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
MUD	Municipal Utility District
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp.
Reinsured
PCFA	Pollution Control Financing Authority
PCR	Pollution Control Revenue
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
RDA	Redevelopment Agency/Authority
SFMR	Single Family Mortgage Revenue
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
TRAN	Tax and Revenue Anticipation Note
UHSD	Unified/Union High School District
USD	Unified/Union School District
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By  /s/Matthew T. Hinkle___

Matthew T. Hinkle

      Chief Executive Officer –

        Finance and Administration

Date  February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Matthew T. Hinkle__

Matthew T. Hinkle

      Chief Executive Officer –

        Finance and Administration

Date  February 26, 2018

By   _/s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

        Chief Accounting Officer

Date  February 26, 2018